Supplemental Financial Information (Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Supplemental Financial Information [Abstract]
Derivative Instruments	$ 20.6	$ 24.4
Other	(2.4)	(4.3)
Accumulated other comprehensive income	$ 18.2	$ 20.1